Supplement to Symetra Spinnaker Advisor Variable Annuity Prospectus
Supplement dated May 1, 2016
to Prospectus dated May 1, 2011 as supplemented

Due to a merger of Ibbotson Associates, Inc. with Morningstar Associates, LLC, effective May 1, 2016, the following Ibbotson ETF Portfolios will have new names:

Old Fund Name	New Fund Name
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Ibbotson Growth ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio
Ibbotson Balanced ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio
Ibbotson Income and Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio
Ibbotson Conservative ETF Asset Allocation Portfolio	Morningstar Conservative ETF Asset Allocation Portfolio

Accordingly, any references to the above-referenced Old Fund Name in this prospectus is replaced with the New Fund Name.

Effective May 1, 2016, Voya has made the following name change:

Old Fund Name	New Fund Name
Voya Global Value Advantage Portfolio	Voya Global Equity Portfolio

Accordingly, any references to the above-referenced Old Fund Name in this prospectus is replaced with the New Fund Name.